Oct. 30, 2017
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund

DIREXION FUNDS

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund (DXLTX)

Supplement dated October 30, 2017 to the Summary Prospectuses,

Prospectus and Statement of Additional Information (“SAI”)

dated December 29, 2016, as supplemented September 11, 2017

In the summary section of each Fund’s Prospectus, on page 3 and 9 for the Bull Fund and Bear Fund, respectively, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index’s annualized historical volatility rate for the period from October 31, 2016 (the inception date of the Index) to December 31, 2016 was 15.71%. The Index’s annualized performance for the period from October 31, 2016 to December 31, 2016 was -8.53%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

Effective January 2, 2018, the benchmark index for the Direxion Monthly 25+ Year Treasury Bull 1.35X Fund (the “Bull Fund”) and the Direxion Monthly 25+ Year Treasury Bear 1.35X Fund (the “Bear Fund”) (each a “Fund” and collectively the “Funds”) will change as presented in the table below. All references to the Current Index in each Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the New Index.

Fund	Current Index	New Index
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	NYSE 25 Year Plus Treasury Bond Index	ICE U.S. Treasury 25+ Year Bond Index
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	NYSE 25 Year Plus Treasury Bond Index	ICE U.S. Treasury 25+ Year Bond Index

Effective January 2, 2018, the description of the Current Index in each Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the New Index:

ICE U.S. Treasury 25+ Year Bond Index

The Index is a market value weighted index that is designed to measure the performance of U.S. dollar-denominated, fixed-rate securities with minimum term to maturity greater than 25 years. Bonds eligible for inclusion must: be issued by the U.S. Treasury; have a minimum term to maturity of greater than 25 years; be denominated in U.S. Dollars; be an either callable or non-callable issue; and have a fixed, non-zero coupon. The Index excludes zero-coupon STRIPS, inflation-linked note securities, floating-rate notes, cash management and treasury bills and any government agency debt that is issued with or without a government guarantee. The Index rebalances monthly.

Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.